Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure - Executive Compensation Pay Versus Performance
Pay vs Performance Disclosure, Table

Pay Versus Performance

This section provides disclosure about the relationship between executive compensation actually paid to our principal executive officer (“PEO”) and non-PEO Named Executive Officers (“NEOs”) and certain financial performance measures of the Company for the fiscal years listed below. This disclosure has been prepared in accordance with Item 402(v) of Regulation S-K under the Exchange Act (the “Pay Versus Performance Rules”) and does not necessarily reflect how the Compensation Committee evaluates compensation decisions.

Fiscal Year Ended	Summary Compensation Table Total for Principal Executive Officer (“PEO”)(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (“NEOs”)(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based on Total shareholder Return (“TSR”)(5)	Net Income (loss)(6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2024	$337,986	$(155,764)	$422,236	$266,611	$30.84	$(1,409,849)
2023	$178,226	$385,726	$224,261	$276,136	$37.54	$13,894,886
2022	$3,145,629	$2,035,629	$950,679	$673,179	$39.56	$(250,038)

We are a smaller reporting company pursuant to Rule 405 of the Securities Act of 1933, and as such, we are only required to include information for the past three fiscal years in this table.

(1)

The dollar amounts reported in column (b) are the amounts of total compensation reported for Anthony Brian Goodman (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Executive Compensation Table. Refer to “Executive Compensation” – “Summary Executive Compensation Table”.

(2)

The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Goodman, as computed in accordance with the Pay Versus Performance Rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Goodman during the applicable year. In accordance with the requirements of the Pay Versus Performance Rules, the following adjustments were made to Mr. Goodman’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards (A)	Equity Award Adjustments (B)	Compensation Actually Paid to PEO
2024	$337,986	—	(493,750)	(155,764)
2023	$178,226	$—	$207,500	$385,726
2022	$3,145,629	$2,985,000	$1,875,000	$2,035,629

(A)

The grant date fair value of equity awards represents the sum of the totals of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Executive Compensation Table for the applicable year.

(B)

The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2024	$—	(140,000)	—	(36,250)	317,250	—	(493,750)
2023	$—	$20,000	$—	$187,500	$—	$—	$207,500
2022	$1,875,000	$—	$—	$—	$—	$—	$1,875,000

(3)

The dollar amounts reported in column (d) represent the average of the amounts reported for our Company’s named executive officers as a group (excluding Mr. Goodman) in the “Total” column of the Summary Executive Compensation Table in each applicable year. During fiscal 2024, 2023 and 2022, our non-PEO NEOs consisted of Weiting ‘Cathy’ Feng, our Chief Operating Officer (for all periods), Omar Jimenez, our Chief Financial Officer and Chief Compliance Officer (for all periods) and Zoran Milošević, the Chief Executive Officer of MeridianBet Group (only for 2024).

(4)

The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the named executive officers as a group (excluding Mr. Goodman), as computed in accordance with the Pay Versus Performance Rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the named executive officers as a group (excluding Mr. Goodman) during the applicable year. In accordance with the requirements of the Pay Versus Performance Rules, the following adjustments were made to average total compensation for the named executive officers as a group (excluding Mr. Goodman) for each year to determine the compensation actually paid, using the same methodology described above in Note (2):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments (a)	Average Compensation Actually Paid to Non-PEO NEOs
2024	$422,236	238,333	82,708	266,611
2023	$224,261	$—	$51,875	$276,136
2022	$950,679	$746,250	$468,750	$673,179
(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2024	$165,000	(23,333)	—	(6,042)	52,917	—	82,708
2023	$—	$5,000	$—	$46,875	$—	$—	$51,875
2022	$468,750	$—	$—	$—	$—	$—	$468,750

(5)

Assumes $100 invested in our common shares on December 31, 2021, and calculated based on the difference between the share price of our common stock at the end and the beginning of the measurement period, and reinvestment of all dividends. No cash dividends were paid in 2022, 2023 or 2024.

(6)	The dollar amounts reported represent the amount of net loss reflected in our consolidated audited financial statements for the applicable fiscal year or transition period.

Relationship Between “Compensation Actually Paid” and Performance

We generally seek to incentivize long-term performance, and therefore do not specifically align our performance measures with “compensation actually paid” (as computed in accordance with the Pay Versus Performance Rules) for a particular year. In accordance with the Pay Versus Performance Rules, we are providing the following descriptions of the relationships between information presented in the Pay Versus Performance table.

Compensation Actually Paid and Net Income (Loss)

Our company has not historically looked to net income (loss) as a performance measure for our executive compensation program. Our net income (loss) was $(1,409,849), $13,894,886, and $(250,038), for fiscal 2024, 2023 and 2022, respectively.

Compensation Actually Paid and Cumulative TSR

As shown in the following graph, the compensation actually paid to Mr. Goodman and the average amount of compensation actually paid to our non-PEO NEOs as a group (excluding Mr. Goodman) during the periods presented have little correlation because we do not traditionally take into account TSR when determining the compensation paid to our PEO or non PEO NEOs.

All information provided above under the “Pay Versus Performance” and “Relationship Between “Compensation Actually Paid” and Performance”, headings will not be deemed to be incorporated by reference in any filing of our company under the Securities Act, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing.

Adjustment To PEO Compensation, Footnote

This section provides disclosure about the relationship between executive compensation actually paid to our principal executive officer (“PEO”) and non-PEO Named Executive Officers (“NEOs”) and certain financial performance measures of the Company for the fiscal years listed below. This disclosure has been prepared in accordance with Item 402(v) of Regulation S-K under the Exchange Act (the “Pay Versus Performance Rules”) and does not necessarily reflect how the Compensation Committee evaluates compensation decisions.

Fiscal Year Ended	Summary Compensation Table Total for Principal Executive Officer (“PEO”)(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (“NEOs”)(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based on Total shareholder Return (“TSR”)(5)	Net Income (loss)(6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2024	$337,986	$(155,764)	$422,236	$266,611	$30.84	$(1,409,849)
2023	$178,226	$385,726	$224,261	$276,136	$37.54	$13,894,886
2022	$3,145,629	$2,035,629	$950,679	$673,179	$39.56	$(250,038)

Additional 402(v) Disclosure [Text Block]

Assumes $100 invested in our common shares on December 31, 2021, and calculated based on the difference between the share price of our common stock at the end and the beginning of the measurement period, and reinvestment of all dividends. No cash dividends were paid in 2022, 2023 or 2024.

PEO Total Compensation Amount	$ 337,986	$ 178,226	$ 3,145,629
PEO Actually Paid Compensation Amount	(155,764)	385,726	2,035,629
Non-PEO NEO Average Total Compensation Amount	422,236	224,261	950,679
Non-PEO NEO Average Compensation Actually Paid Amount	266,611	276,136	673,179
Total Shareholder Return Amount	30,840	37,540	39,560
Net Income (Loss)	$ (1,409,849)	$ 13,894,886	$ (250,038)
PEO Name	Anthony Brian Goodman	Anthony Brian Goodman	Anthony Brian Goodman
Chief Operating Officer Non-PEO NEOs Name	Weiting ‘Cathy’ Feng	Weiting ‘Cathy’ Feng	Chief Financial Officer
Chief Financial Officer Non-PEO NEOs Name	Omar Jimenez	Omar Jimenez	Omar Jimenez
Chief Executive Officer Non-PEO NEOs Name	Zoran Milošević	Zoran Milošević	Zoran Milošević